SHORT-TERM AND LONG-TERM BANK BORROWINGS - Pledged Assets (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Carrying values of pledged assets	$ 2,885,340	$ 2,416,923
Accounts receivable
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Carrying values of pledged assets	706,623
Buildings, net
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Carrying values of pledged assets	1,145,778	1,211,943
Land use rights, net
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Carrying values of pledged assets	346,947	368,015
Machinery, net
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Carrying values of pledged assets		134,076
Construction in progress
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Carrying values of pledged assets	$ 685,992
Deposit Receipt
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Carrying values of pledged assets		$ 702,889